Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Series A Preferred Stock [Member]	Series A-2 Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock	Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Feb. 28, 2015	874,257	0	229	1,831,483
Beginning Balance, Amount at Feb. 28, 2015	$ 87	$ 0	$ 0	$ 183	$ 18,965,529	$ (18,723,149)	$ 242,650
Common stock issued for services, Shares				30,446
Common stock issued for services, Amount				$ 3	237,059		237,062
Share-based compensation					585,739		585,739
Series B preferred units issued for cash, conversion of accounts payable and conversion of short-term notes, Shares			387
Series B preferred units issued for cash, conversion of accounts payable and conversion of short-term notes, Amount			$ 0		1,945,244		1,945,244
Beneficial conversion feature of Series A Preferred Stock					1,067,491		1,067,491
Deemed dividend to Series B Preferred Stock					(1,067,491)		(1,067,491)
Accrued dividends on Series B Preferred Stock					(267,058)		(267,058)
Series B PIK Dividend, Shares			43
Series B PIK Dividend, Amount			$ 0		235,508		235,508
Placement agent warrants issued with note payable					16,800		16,800
Common stock and warrants cancellation settlement, Shares				(10,728)
Common stock and warrants cancellation settlement, Amount				$ (1)	(111,562)		(111,563)
Issuance of warrants in connection with OID Notes amendment							0
Net Loss						(4,654,179)	(4,654,179)
Ending Balance, Shares at Feb. 29, 2016	874,257	0	659	1,851,201
Ending Balance, Amount at Feb. 29, 2016	$ 87	$ 0	$ 0	$ 185	21,607,259	(23,377,328)	(1,769,797)
Issuance of common stock, preferred stock and warrants for cash, net of offering costs, Shares		48,300		1,065,750
Issuance of common stock, preferred stock and warrants for cash, net of offering costs, Amount		$ 5		$ 107	962,550		962,662
Issuance of common stock and warrants to convert accounts payable, Shares				32,500
Issuance of common stock and warrants to convert accounts payable, Amount				$ 3	212,275		212,278
Issuance of common stock and warrants to convert notes payable, Shares		16,000		440,500
Issuance of common stock and warrants to convert notes payable, Amount		$ 2		$ 44	1,566,755		1,566,801
Beneficial conversion feature of Series B Preferred Stock					708,303		708,303
Deemed dividend to Series B Preferred Stock					(708,303)		(708,303)
Accrued dividends on Series B Preferred Stock					(227,163)		(227,163)
Series B PIK Dividend, Shares			35
Series B PIK Dividend, Amount			$ 0		191,941		191,941
Issuance of common stock, preferred stock and warrants in exchange for cancellation of Series B preferred stock and Series A Warrants, Shares		6,241	(481)	1,292,991
Issuance of common stock, preferred stock and warrants in exchange for cancellation of Series B preferred stock and Series A Warrants, Amount		$ 0	$ 0	$ 129	747,486		747,615
Deemed dividend to Series B Preferred Stock holders for exchange of warrants					(2,340,552)		(2,340,552)
Issuance of warrants in connection with OID Notes amendment					44,095		44,095
Issuance of warrants in connection with convertible note					117,632		117,632
Share-based compensation, Shares				25,000
Share-based compensation, Amount				$ 3	640,862		640,865
Net Loss						(2,941,557)	(2,941,557)
Ending Balance, Shares at Feb. 28, 2017	874,257	70,541	213	4,707,942
Ending Balance, Amount at Feb. 28, 2017	$ 87	$ 7	$ 0	$ 471	$ 23,523,140	$ (26,318,885)	$ (2,795,180)
Common stock issued for services, Shares							100,000
Net Loss							$ (276,107)
Ending Balance, Amount at May. 31, 2017							$ (1,529,555)